Redeemable Convertible Preferred Stock- Additional Information (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share			$ 1.5946
Temporary equity shares authorized			35,152,184	35,152,184
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 1.5946	$ 1.5946
Temporary equity, Cumulative dividend accrual rate			8.00%
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues		56,601,159
Proceeds from issuance of Series preferred stock	$ 109,000,000.0		$ 0	$ 109,042,000
Payments of Stock Issuance Cost	500,000
Shares issued, price per share		$ 1.8118	$ 1.8118
Non cash stock issuance costs	$ 400,000
Temporary equity shares authorized			71,019,827	71,019,827
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 1.8118	$ 1.8118
Temporary equity, Cumulative dividend accrual rate			8.00%
Series D Redeemable Convertible Preferred Stock [Member] | Additional Closings [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues	3,583,173
Shares issued, price per share	$ 1.8118
Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			145,948,944	145,948,944
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity, Voting rights			one
Temporary equity conversion basis			one-for-one basis
Dividends			$ 0	$ 0
Redeemable Convertible Preferred Stock [Member] | Mandatory Conversion [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series preferred stock			$ 75,000,000.0
Temporary equity conversion price			$ 5.4354
Series A1 Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share			$ 1.5300
Temporary equity shares authorized			2,865,698	2,865,698
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 1.2100	$ 1.2100
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.26446
Temporary equity, Cumulative dividend accrual rate			5.00%
Series A 2Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share			$ 1.645
Temporary equity shares authorized			7,018,203	7,018,203
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 1.2700	$ 1.2700
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.29528
Temporary equity, Cumulative dividend accrual rate			8.00%
Series A 3Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share			$ 2.3185
Temporary equity shares authorized			8,647,679	8,647,679
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 1.6300	$ 1.6300
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.42239
Temporary equity, Cumulative dividend accrual rate			8.00%
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share			$ 0.8565
Temporary equity shares authorized			21,245,353	21,245,353
Temporary equity par or stated value per share			$ 0.001	$ 0.001
Temporary equity conversion price			$ 0.8565	$ 0.8565
Temporary equity, Cumulative dividend accrual rate			8.00%